Document and Entity Information	12 Months Ended
Aug. 31, 2017
Document And Entity Information
Entity Registrant Name	UBI Blockchain Internet LTD-DE
Entity Central Index Key	0001500242
Document Type	S-1/A
Document Period End Date	Aug. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	UBIA